Amortization Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Actual and Estimated Amortization Expense [Line Items]
Amortization expense	$ 15,997,702	$ 17,606,159	$ 27,278,744
Cost of Sales
Schedule of Actual and Estimated Amortization Expense [Line Items]
Amortization expense	11,359,056	12,734,069	14,282,389
Selling and Marketing Expense
Schedule of Actual and Estimated Amortization Expense [Line Items]
Amortization expense	4,638,646	4,106,231	4,664,850
Income Loss From Discontinued Operations Net Of Tax
Schedule of Actual and Estimated Amortization Expense [Line Items]
Amortization expense		$ 765,859	$ 8,331,505